Costs of sales	12 Months Ended
Dec. 31, 2021
Costs of sales
Costs of sales

Note 13 – Costs of sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	2021	2020
Costs of stream sales	$164.2	$149.5
Mineral production taxes	2.4	2.9
Mining costs of sales	$166.6	$152.4
Energy costs of sales	11.7	6.4
	$178.3	$158.8